Regulatory Matters (Narrative) (Details) $ in Billions	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Outstanding cash reserves at the Federal Reserve Bank	$ 23.2
PNC Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount available for dividend payments to parent company without prior regulatory approval	$ 3.1